Condensed Consolidated Statements of Income (Unaudited) - Parenthetical - shares	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Voting Common Stock
Common Stock, Shares, Outstanding	1,700		1,700
Nonvoting Common Stock
Common Stock, Shares, Outstanding	168,300		168,300
Common Stock
Shares, Outstanding	170,000	170,000	170,000	170,000	170,000	170,000